Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2011 and 2010 is as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Land	$15,111	14,520
Buildings	23,578	20,993
Leasehold improvements	140	140
Furniture and equipment	5,636	5,168
Automobiles	92	104
Construction-in-progress	1,118	644

	45,675	41,569
Less accumulated depreciation	(10,238)	(9,628)

	$35,437	31,941

During 2011 and 2010 payments of $1,173,000 and $503,000, respectively, were made to a director for building repairs and maintenance and construction of buildings.

Depreciation expense was $1,491,000, $1,527,000 and $1,675,000 for the years ended December 31, 2011, 2010 and 2009, respectively.